REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Revenues	$ 462,408	$ 202,057	$ 910,227	$ 1,631,653
Change in revenue, percentage	129.00%		(44.00%)
Distributors [Member]
Net Revenues	$ 243,788	107,292	$ 438,745	1,315,007
Change in revenue, percentage	127.00%		(67.00%)
Amazon [Member]
Net Revenues	$ 38,502	27,358	$ 87,965	133,787
Change in revenue, percentage	41.00%		(34.00%)
Online Sales [Member]
Net Revenues	$ 18,204	11,189	$ 55,190	93,124
Change in revenue, percentage	63.00%		(41.00%)
Gold Leaf Distribution [Member]
Net Revenues	$ 180,217	54,836	$ 332,371	70,555
Change in revenue, percentage	229.00%		371.00%
Shipping [Member]
Net Revenues	$ 5,110	5,006	$ 24,663	70,339
Change in revenue, percentage	2.00%		(65.00%)
Sales Returns and Allowances [Member]
Net Revenues	$ (23,413)	$ (3,624)	$ (28,707)	$ (51,159)
Change in revenue, percentage	546.00%		(44.00%)